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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1324 4th Avenue, Suite 2144        Seattle, Washington                   98101
--------------------------------------------------------------------------------
        (Address of principal executive offices)                      (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1324 4th Avenue, Suite 2144   Seattle, WA   98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:  September 30, 2008
                          ------------------------------------------------------

Date of reporting period: December 31, 2007
                          ------------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               December 31, 2007

--------------------------------------------------------------------------------

               Bonds 93.4 %

  Par Value    U.S. Government/Agencies Notes and Bonds 17.5%                  Maturity           Coupon         Market Value
  ---------    -------------------------------------------------------         --------           ------         ------------
    $ 900,000  U.S. Treasury Note                                              02/15/10           3.500%         $    907,805
      500,000  Federal Farm Credit Bank                                        12/06/10           3.750%              501,384
      100,000  Federal Home Loan Bank                                          10/20/11           5.250%              100,012
      750,000  U.S. Treasury Note                                              08/15/13           4.250%              777,363
      500,000  U.S. Treasury Note                                              05/15/16           7.250%              614,844
      100,000  U.S. Treasury Note                                              02/15/21           7.875%              134,500
                                                                                                                 ------------
                   Total U.S. Government/Agencies Notes and Bonds                                                   3,035,908
                                                                                                                 ------------

               Securitized /Asset Backed Bonds 14.7%
               -------------------------------------------------------
       56,972  Daimler Chrysler Rec Auto Trust (2004-C A4)                     12/08/09           3.280%               56,596
      548,000  City Bank Credit Card 2003-A6                                   05/17/10           2.900%              544,285
      151,569  Chase Manhattan Auto Owner Trust (2004-A A4)                    09/15/10           2.830%              150,988
       91,948  Fannie Mae (545171)                                             08/01/14           5.500%               93,222
       49,112  GNMA (552372)                                                   02/15/17           6.000%               50,279
       50,572  GNMA (577742)                                                   09/15/17           5.500%               51,291
      131,000  Freddie Mac (2962 YE)                                           09/15/18           4.500%              128,566
      170,551  GNMA (605079)                                                   03/15/19           4.000%              164,051
      200,000  Freddie Mac (2792 PY)                                           11/15/24           4.000%              197,827
      113,845  Freddie Mac (FHR 1963 Z)                                        01/15/27           7.500%              116,867
      300,000  Freddie Mac (FHR 2656 BD)                                       04/15/28           5.000%              302,563
      183,070  Freddie Mac (FHR 2744 PC)                                       01/15/31           5.500%              183,496
      171,571  Fannie Mae (633012)                                             02/01/32           7.000%              180,815
      199,498  Fannie Mae (2002-93 A1)                                         03/25/32           6.500%              203,291
      130,587  GNMA (G2SF POOL 3556)                                           05/20/34           5.500%              130,886
                                                                                                                 ------------
                   Total Securitized /Asset Backed Bonds                                                            2,555,023
                                                                                                                 ------------

               Corporate Bonds Industrial - Basic 1.1%
               -------------------------------------------------------
      200,000  International Paper Co.                                         01/15/09           4.250%              197,975
                                                                                                                 ------------

               Corporate Bonds Industrial - Communications 10.7%
               -------------------------------------------------------
      100,000  Verizon Global FDG Corp.                                        01/15/08           4.000%               99,960
      400,000  Ameritech Capital FDG Corp.                                     01/15/08           6.150%              400,129
      149,000  GTE Corp.                                                       04/15/08           6.460%              149,524
      500,000  Comcast Cable Corp.                                             11/15/08           6.200%              504,069
      400,000  Rogers Wireless Inc.                                            12/15/12           7.250%              433,557
      250,000  GTE Corp.                                                       04/15/18           6.840%              271,225
                                                                                                                 ------------
                   Total Corporate Bonds Industrial - Communications                                                1,858,464
                                                                                                                 ------------

               Corporate Bonds Industrial - Consumer Cyclical 1.6%
               -------------------------------------------------------
      285,000  Ford Motor Credit                                               01/12/09           5.800%              270,521
                                                                                                                 ------------

               Corporate Bonds Industrial - Consumer Non-cyclical 4.4%
               -------------------------------------------------------
      400,000  Reynolds America Inc. float                                     06/15/11           6.394% (a)          390,000
      200,000  RJ Reynolds Tabacco HLDG                                        06/01/12           7.250%              211,132
      150,000  Reynolds America Inc.                                           06/01/12           7.250%              158,349
                                                                                                                 ------------
                   Total Corporate Bonds Industrial - Consumer Non-cyclical                                           759,481
                                                                                                                 ------------

               Corporate Bonds Industrial - Energy 1.2%
               -------------------------------------------------------
      200,000  Shell International Finance                                     06/27/11           5.625%              208,815
                                                                                                                 ------------

               Corporate Bonds Industrial - Transportation 2.1%
               -------------------------------------------------------
      400,000  BNSF Funding Trust                                              12/15/55           6.613% (b)          373,483
                                                                                                                 ------------

               Corporate Bonds Industrial - Technology 1.2%
               -------------------------------------------------------
      200,000  Xerox Corp                                                      02/01/17           6.750%              208,464
                                                                                                                 ------------

               Corporate Bonds Utilities - Electric 20.5%
               -------------------------------------------------------
    $ 400,000  Avista Corp                                                     06/01/08           9.750%            $ 408,235
      100,000  Entergy Louisiana LLC                                           11/01/10           5.830%               99,779
      150,000  Nevada Power Co.                                                06/01/11           8.250%              162,926
      250,000  Hawaiian Electric Inds.                                         08/15/11           6.141%              261,975
      350,000  Sierra Pacific Power Co.                                        04/15/12           6.250%              359,198
      350,000  CMS Energy Corp.                                                07/17/17           6.550%              343,105
      200,000  Nevada Power Co.                                                05/15/18           6.500%              204,764
      100,000  Centerpoint Energy                                              07/01/23           5.600%               96,665
      100,000  Northern St. Power - MN                                         07/01/25           7.125%              112,525
      400,000  Swepco Capital Trust                                            10/01/43           5.250%              402,470
      225,000  Dominion Resources Inc.                                         06/30/66           7.500% (b)          222,449
      225,000  PPL Capital Funding                                             03/30/67           6.700% (b)          207,022
      750,000  Puget Sound Energy                                              06/01/67           6.974% (b)          688,748
                                                                                                                 ------------
                   Total Corporate Bonds Utilities - Electric                                                       3,569,861
                                                                                                                 ------------

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               December 31, 2007

  Par Value    Corporate Bonds Utilities - Natural Gas 3.8%                     Maturity           Coupon         Market Value
  ---------    -------------------------------------------------------          --------           ------         ------------
      200,000  TGT Pipeline LLC                                                 06/01/18           5.200%              192,523
      460,000  Enterprise Products                                              08/01/66           8.375%              470,967
                                                                                                                  ------------
                   Total Corporate Bonds Utilities - Natural Gas                                                       663,490
                                                                                                                  ------------

               Corporate Bonds Finance - Banking 5.0%
               -------------------------------------------------------
      650,000  Marshall & Ilsley float                                          12/04/12           5.850% (a)          613,001
      250,000  Wachovia Corp                                                    08/01/13           5.700%              253,186
                                                                                                                  ------------
                   Total Corporate Bonds Finance - Banking                                                             866,187
                                                                                                                  ------------

               Corporate Bonds Finance - Misc. Finance  4.5%
               -------------------------------------------------------
      105,000  Residential Capital Corp.                                        11/21/08           7.800% (a)           83,475
      100,000  Residential Capital LLC                                          05/22/09           7.595% (a)           71,000
      100,000  CountryWide Home Loan                                            09/15/09           4.125%               73,352
      250,000  Freddie Mac                                                      01/11/10           5.250%              250,082
      300,000  American Express Bank                                            10/17/12           5.550%              305,268
                                                                                                                  ------------
                   Total Corporate Bonds Finance - Misc. Finance                                                       783,177
                                                                                                                  ------------

               Corporate Bonds Finance - Insurance 2.0%
               -------------------------------------------------------
      100,000  C.N.A. Financial Corp.                                           08/15/12           8.375%              111,820
      250,000  Chubb Corp                                                       03/29/67           6.375% (b)          243,853
                                                                                                                  ------------
                   Total Corporate Bonds Finance - Insurance                                                           355,673
                                                                                                                  ------------

               Corporate Bonds Finance - REIT's 3.1%
               -------------------------------------------------------
      500,000  Trustreet Properties Inc.                                        04/01/15           7.500%              537,876
                                                                                                                  ------------

               Total Value of Bonds                                                                                 16,244,399
               (Cost $16,358,812)                                                                                 ------------

   Shares      Common Stock 5.6%
  ---------    -------------------------------------------------------
        5,000  Freddie Mac                                                                                             130,750
        7,000  Pfizer Inc.                                                                                             159,110
       12,000  Stewart Information Service Corp.                                                                       313,080
        5,500  VF Corporation                                                                                          377,630
                                                                                                                  ------------
                   Total Common Stock                                                                                  980,570
                   (cost $1,056,476)                                                                              ------------


               Short Term Investments 1.8%
      319,331  PNC Bank Money Market                                                                                   319,331
                   Total Short Term Investments (Cost $319,331)                                                   ------------


               Total Investments (Cost $17,734,619)                               100.8%                            17,544,300
               Liabilities In Excess Of Other Assets                               -0.8%                              (139,235)
                                                                           ------------                           ------------
               NET ASSETS                                                         100.0%                          $ 17,405,065
                                                                           ============                           ============

At December 31, 2007, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $17,734,619 is:

      Gross unrealized appreciation                                  $  192,597
      Gross unrealized depreciation                                    (368,864)
                                                                     ----------
      Net unrealized depreciation                                    $ (176,267)
                                                                     ==========

(a) Variable rate security; Interst rate shown is the rate in effect as of December 31,2007.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at December 31, 2007. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                               December 31, 2007

     Shares                                                        Market Value
     ------                                                        ------------
                Common Stock 100.5%

                Business Services 3.2%
         3,000  Google Inc.CL-A*                                   $  2,074,440
                                                                   ------------

                Capital/Industrial Goods & Services 18.5%
                -----------------------------------------
        20,000  Cummins Inc.                                          2,547,400
        45,000  Cyress Semiconductor Corp.* (a)                       1,621,350
        40,000  General Electric Co.                                  1,482,800
        11,000  Siemens AG Spons (b)                                  1,730,960
        30,000  United Technologies Corp.                             2,296,200
        55,000  Wesco International Inc.* (b)                         2,180,200
                                                                   ------------
                 Total Capital/Industrial Goods & Services           11,858,910
                                                                   ------------


                Consumer Goods & Services 23.4%
                -------------------------------
        50,000  Alaska Air Group Inc. *                               1,250,500
        40,000  America Movil (b)                                     2,455,600
        35,000  JC Penney Co Inc. (b)                                 1,539,650
        40,000  Kohls Corp.*(b)                                       1,832,000
        30,000  Childrens Place Retail Stores Inc.*(b)                  777,900
        70,000  Phillips Van Heusen Corp.                             2,580,200
        32,000  VF Corporation                                        2,197,120
        29,000  Whirlpool Corp.                                       2,367,270
                                                                   ------------
                 Total Consumer Goods                                15,000,240
                                                                   ------------


                Energy 9.1%
                -----------
        30,000  Atwood Oceanics Inc. *(a)                             3,007,200
        50,000  Noble Corp (a) (b)                                    2,825,500
                                                                   ------------
                 Total Energy                                         5,832,700
                                                                   ------------


                Financial Intermediaries 19.0%
                ------------------------------
         8,000  Central Europe/Russia Fund                              464,160
        80,000  Cash America International Inc.                       2,584,000
       150,000  First Cash Financial Services Inc.*                   2,202,000
        10,000  Goldman Sachs Group Inc.                              2,150,500
        50,000  Loews Corp                                            2,517,000
        10,000  Ultra Russell Mid CapValue PS (b)                       537,900
        45,000  Wachovia Corp. (b)                                    1,711,350
                                                                   ------------
                 Total Financial Intermediaries                      12,166,910
                                                                   ------------


                Financial - Insurance 11.3%
                ---------------------------
        40,000  American International Group Inc.                     2,332,000
        37,000  Lincoln National Corp.                                2,154,140
       105,000  Stewart Info. Services Corp.                          2,739,450
                                                                   ------------
                 Total Financial - Insurance                          7,225,590
                                                                   ------------


                Health Care Goods & Services 12.7%
                ----------------------------------
     1,320,000  Antigenics Inc.* (b)                                  2,692,800
        35,000  Cardinal Health Inc.                                  2,021,250
        60,000  Syneron Medical LTD*                                    802,200
        80,000  Nastech Pharmaceutical Inc.* (b)                        304,000
        40,000  UnitedHealth Group Inc.                               2,328,000
                                                                   ------------
                 Total Health Care                                    8,148,250
                                                                   ------------

                Utility 3.3%
                ------------
        50,000  AT & T                                                2,078,000
                                                                   ------------

                 Total Value of Common Stock
                 (Cost $60,191,483)                                $ 64,385,040
                                                                   ------------

                Short Term Investments 26.7%
                ----------------------------
       927,032  PNC Bank Money Market                                   927,032
    16,188,542  Institutional Money Market Trust (c)                 16,188,542
                                                                   ------------
                 Total Value Of Short-Term Investments               17,115,574
                 (Cost $17,115,574)                                ------------

                 Total Investments in Securities
                 (Cost $77,307,057)                         127.2%   81,500,614
                                                            -------------------

                Call Options Written                         -1.3%     (875,500)
                                                            -------------------

                Liabilities in excess of
                Other assets                                -25.9%  (16,581,153)
                                                            -------------------

                Net Assets                                  100.0% $ 64,043,961
                                                            ===================

At December 31, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $76,731,466 (net of premiums on options written) is as follows:

Unrealized appreciation                                            $ 11,323,455
Unrealized depreciation                                              (7,431,180)
                                                                   ------------
Net unrealized appreciation                                        $  3,892,275
                                                                   ============

*Non-income producing

(a) All or a portion of the security is pledged as collateral for options written

(b) All or a portion of this security was on loan at December 31, 2007. The value of securities on loan was $13,899,327.

(c) This security was purchased with cash collateral received for securities on loan December 31, 2007.

                        Schedule of Call Options Written
                         The Elite Growth & Income Fund
 Contracts                    December 31, 2007
 ---------              --------------------------------

      300       Atwood Oceanics Inc. 3/21/08 $90                       (445,500)
      400       Cypress Semiconductor Corp. 03/21/08 $35               (180,000)
      500       Noble Corp. 03/21/08 $55                               (250,000)
                                                                    -----------
                 Total Call Options Written                         $  (875,500)
                 (Premiums ($575,591))                              ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Richard S. McCormick
                          ------------------------------------------------------
                          Richard S. McCormick, President

Date January 23, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard S. McCormick
                          ------------------------------------------------------
                          Richard S. McCormick, President

Date January 23, 2008
     ----------------


By (Signature and Title)* /s/ John W. Meisenbach
                          ------------------------------------------------------
                          John W. Meisenbach, Treasurer

Date January 23, 2008
     ----------------

* Print the name and title of each signing officer under his or her signature.